Employee benefit plans (Changes in Level 3 Plan Assets Measured At Fair Value) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,483,889	¥ 1,369,236
Actual return on plan assets	111,278	81,600
Balance at end of year	1,612,879	1,483,889	¥ 1,369,236
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	758,306	692,801
Actual return on plan assets	89,924	74,760
Balance at end of year	815,483	758,306	692,801
Debt securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	376,291
Balance at end of year	410,415	376,291
Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	146,590
Balance at end of year	136,602	146,590
Other | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	76,710
Balance at end of year	102,747	76,710
Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	58,287
Balance at end of year	61,882	58,287
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	577	2,664	1,251
Actual return on plan assets	(4)	(11)	(2)
Purchases, sales and settlements	(554)	(2,076)	1,415
Balance at end of year	19	577	2,664
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	30,903
Balance at end of year	31,288	30,903
Level 3 | Debt securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	81	146	233
Actual return on plan assets			1
Purchases, sales and settlements	(62)	(65)	(88)
Balance at end of year	19	81	146
Level 3 | Other | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	496	2,518	1,018
Actual return on plan assets	(4)	(11)	(3)
Purchases, sales and settlements	(492)	(2,011)	1,503
Balance at end of year		496	2,518
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	30,903	30,758	17,511
Actual return on plan assets	2,024	279	1,966
Purchases, sales and settlements			12,372
Other	(1,639)	(134)	(1,091)
Balance at end of year	¥ 31,288	¥ 30,903	¥ 30,758